Delaware Wilshire Private Markets Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Master Fund — 97.9%
Name		Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional		2,224,005	$26,221,021
Total Master Fund (Cost — $22,881,381)			26,221,021
Short Term Investment — 0.2%
Name	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
0.030%**	North America	52,027	52,027
Total Short Term Investment (Cost — $52,027)			52,027
Total Investments — 98.1% (Cost — $22,933,408)			$26,273,048
Other Assets and Liabilities, Net — 1.9%			496,547
Net Assets — 100.0%			$26,769,595

**	The rate reported is the 7-day effective yield as of December 31, 2021.

The following is a summary of the inputs used as of December 31, 2021 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$26,221,021	$26,221,021
Short Term Investment	52,027	—	—	—	52,027
Total Investments in Securities	$52,027	$—	$—	$26,221,021	$26,273,048

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0200

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Primary Private Fund Investments — 67.2%
Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Buhuovc LP	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	$1,052,472	(A)	$8,213,686
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	2,927,384	(A)	1,134,230
Linden Structured Capital Fund LP	12/18/2020	North America	Buyout	6,500,000	2,383,324	(A)	4,802,750
Midocean Absolute Return Credit Fund LP	2/25/2021	North America	Corporate Credit	3,300,000	—	(A)	2,464,073
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	1,000,000	—	(A)	1,000,000
Total Primary Private Fund Investments (Cost — $14,306,539)							17,614,739
Secondary Private Fund Investments — 37.0%
Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	668,358	(A)	6,370,542
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	51,707	(A)	131,332
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	9,419	(A)	29,668
Graphite Capital Partners VII Top Up Fund	7/19/2021	Europe	Buyout	1,404,110	48,842	(A)	1,356
Graphite Capital Partners VII Top Up Fund Plus	7/19/2021	Europe	Buyout	745,916	37,305	(A)	1,008
Graphite Capital Partners VIII B LP	7/19/2021	Europe	Buyout	487,374	50,448	(A)	449,362
Graphite Capital Partners VIII D LP	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,503,116
Graphite Capital Partners VIII Top Up Fund B LP	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	212,572
Total Secondary Private Fund Investments (Cost — $8,892,630)							9,698,956
Short Term Investment — 3.1%
Name	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
0.030%**	North America	824,657	824,657
Total Short Term Investment (Cost — $824,657)			824,657
Total Investments — 107.3% (Cost — $24,023,826)			$28,138,352
Other Assets and Liabilities, Net — (7.3)%			(1,917,615)
Net Assets — 100.0%			$26,220,737

**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Investment does not issue shares.
L.P. — Limited Partnership

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$17,614,739	$17,614,739
Secondary Private Fund Investments	—	—	—	9,698,956	9,698,956
Short Term Investment	824,657	—	—	—	824,657
Total Investments in Securities	$824,657	$—	$—	$27,313,695	$28,138,352

For the period ended December 31, 2021, there were no transfers in and out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0200